Revenue from Contracts with Customers, Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Service charges on deposit accounts [Member]
Disaggregation of Revenue [Line Items]
Fee income	$ 4,798	$ 4,716	$ 5,111
Overdraft fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,971	1,782	1,948
Account charges [Member]
Disaggregation of Revenue [Line Items]
Fee income	2,827	2,934	3,163
Brokerage advisory, commissions and other fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	9,237	9,436	9,358
Asset-based revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	6,775	6,898	6,632
Trailing commissions [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,200	1,300	1,300
Transactional revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,560	1,648	1,824
Other revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	902	890	902
Trust and investment management [Member]
Disaggregation of Revenue [Line Items]
Fee income	3,038	3,316	3,372
Investment management fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,990	2,087	2,054
Trust fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	859	1,033	1,149
Other revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	189	196	169
Card fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	4,016	3,907	3,960
Credit card interchange and network revenues [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,170	1,155	1,291
Credit card rewards and rebates [Member]
Disaggregation of Revenue [Line Items]
Cost of rewards and rebates	1,500	1,400	1,200
Debit card interchange and network revenues [Member]
Disaggregation of Revenue [Line Items]
Fee income	2,148	2,053	1,964
Late fees, cash advance fees, balance transfer fees, and annual fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	698	699	705
Other [Member] | Service charges on deposit accounts [Member]
Disaggregation of Revenue [Line Items]
Fee income	(15)	(15)	(16)
Other [Member] | Overdraft fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Other [Member] | Account charges [Member]
Disaggregation of Revenue [Line Items]
Fee income	(15)	(15)	(16)
Other [Member] | Brokerage advisory, commissions and other fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	(1,932)	(1,929)	(1,848)
Other [Member] | Asset-based revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	(1,480)	(1,484)	(1,371)
Other [Member] | Transactional revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	(383)	(380)	(400)
Other [Member] | Other revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	(69)	(65)	(77)
Other [Member] | Trust and investment management [Member]
Disaggregation of Revenue [Line Items]
Fee income	(840)	(932)	(917)
Other [Member] | Investment management fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Other [Member] | Trust fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	(840)	(932)	(916)
Other [Member] | Other revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	0	0	(1)
Other [Member] | Card fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	(4)	(4)	(4)
Other [Member] | Credit card interchange and network revenues [Member]
Disaggregation of Revenue [Line Items]
Fee income	(4)	(4)	(4)
Other [Member] | Debit card interchange and network revenues [Member]
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Other [Member] | Late fees, cash advance fees, balance transfer fees, and annual fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Community Banking [Member] | Service charges on deposit accounts [Member]
Disaggregation of Revenue [Line Items]
Fee income	2,823	2,641	2,909
Community Banking [Member] | Overdraft fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,965	1,776	1,941
Community Banking [Member] | Account charges [Member]
Disaggregation of Revenue [Line Items]
Fee income	858	865	968
Community Banking [Member] | Brokerage advisory, commissions and other fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,931	1,887	1,830
Community Banking [Member] | Asset-based revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,478	1,482	1,372
Community Banking [Member] | Transactional revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	383	340	382
Community Banking [Member] | Other revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	70	65	76
Community Banking [Member] | Trust and investment management [Member]
Disaggregation of Revenue [Line Items]
Fee income	805	910	889
Community Banking [Member] | Investment management fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	0	0	1
Community Banking [Member] | Trust fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	804	908	887
Community Banking [Member] | Other revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	1	2	1
Community Banking [Member] | Card fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	3,655	3,543	3,613
Community Banking [Member] | Credit card interchange and network revenues [Member]
Disaggregation of Revenue [Line Items]
Fee income	809	792	944
Community Banking [Member] | Debit card interchange and network revenues [Member]
Disaggregation of Revenue [Line Items]
Fee income	2,148	2,053	1,964
Community Banking [Member] | Late fees, cash advance fees, balance transfer fees, and annual fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	698	698	705
Wholesale Banking [Member] | Service charges on deposit accounts [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,974	2,074	2,201
Wholesale Banking [Member] | Overdraft fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	5	5	6
Wholesale Banking [Member] | Account charges [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,969	2,069	2,195
Wholesale Banking [Member] | Brokerage advisory, commissions and other fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	292	317	304
Wholesale Banking [Member] | Asset-based revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	0	1	1
Wholesale Banking [Member] | Transactional revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	26	70	40
Wholesale Banking [Member] | Other revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	266	246	263
Wholesale Banking [Member] | Trust and investment management [Member]
Disaggregation of Revenue [Line Items]
Fee income	486	445	523
Wholesale Banking [Member] | Investment management fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Wholesale Banking [Member] | Trust fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	338	329	421
Wholesale Banking [Member] | Other revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	148	116	102
Wholesale Banking [Member] | Card fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	359	362	345
Wholesale Banking [Member] | Credit card interchange and network revenues [Member]
Disaggregation of Revenue [Line Items]
Fee income	359	361	345
Wholesale Banking [Member] | Debit card interchange and network revenues [Member]
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Wholesale Banking [Member] | Late fees, cash advance fees, balance transfer fees, and annual fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	0	1	0
Wealth and Investment Management [Member] | Service charges on deposit accounts [Member]
Disaggregation of Revenue [Line Items]
Fee income	16	16	17
Wealth and Investment Management [Member] | Overdraft fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	1	1	1
Wealth and Investment Management [Member] | Account charges [Member]
Disaggregation of Revenue [Line Items]
Fee income	15	15	16
Wealth and Investment Management [Member] | Brokerage advisory, commissions and other fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	8,946	9,161	9,072
Wealth and Investment Management [Member] | Asset-based revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	6,777	6,899	6,630
Wealth and Investment Management [Member] | Transactional revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,534	1,618	1,802
Wealth and Investment Management [Member] | Other revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	635	644	640
Wealth and Investment Management [Member] | Trust and investment management [Member]
Disaggregation of Revenue [Line Items]
Fee income	2,587	2,893	2,877
Wealth and Investment Management [Member] | Investment management fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	1,990	2,087	2,053
Wealth and Investment Management [Member] | Trust fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	557	728	757
Wealth and Investment Management [Member] | Other revenue [Member]
Disaggregation of Revenue [Line Items]
Fee income	40	78	67
Wealth and Investment Management [Member] | Card fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	6	6	6
Wealth and Investment Management [Member] | Credit card interchange and network revenues [Member]
Disaggregation of Revenue [Line Items]
Fee income	6	6	6
Wealth and Investment Management [Member] | Debit card interchange and network revenues [Member]
Disaggregation of Revenue [Line Items]
Fee income	0	0	0
Wealth and Investment Management [Member] | Late fees, cash advance fees, balance transfer fees, and annual fees [Member]
Disaggregation of Revenue [Line Items]
Fee income	$ 0	$ 0	$ 0